Form N-1A Cover	12 Months Ended
Dec. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Entity Central Index Key	0000012601
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024